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                               November 27, 1996





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

                   Re:  Carnegie Government Securities Trust
                        1993 Act Registration No. 2-67208
                        ------------------------------------

Dear Sir/Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned Registrant hereby certifies that:

        1. On November 27, 1996 it filed electronically through the EDGAR system Post-Effective Amendment No. 33 to the above-captioned Registration Statement; and

        2. the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in such Post-Effective Amendment.

                                CARNEGIE GOVERNMENT SECURITIES TRUST



                                By  /s/ David E. Karam
                                    ----------------------------------
                                    David E. Karam, Chief Executive Officer